COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Royalties	$ 0	$ 228	$ 41
Contingent liability for royalties	0
Total bank guarantees provided to customers and others	$ 631
Israel Innovation Authority [Member]
Grants Received Percentage	100.00%
Israel Innovation Authority [Member] | Minimum [Member]
Royalties Payable Percent Of Sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties Payable Percent Of Sales	5.00%